Exhibit 99.1

World Omni Auto Receivables Trust 2020-A

Monthly Servicer Certificate

April 30, 2020

Dates Covered
Collections Period	04/01/20 - 04/30/20
Interest Accrual Period	04/15/20 - 05/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/20	794,365,339.11	30,873
Yield Supplement Overcollateralization Amount 03/31/20	34,592,733.11	0
Receivables Balance 03/31/20	828,958,072.22	30,873
Principal Payments	20,370,588.82	338
Defaulted Receivables	372,641.95	12
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/20	33,290,616.47	0
Pool Balance at 04/30/20	774,924,224.98	30,523

Pool Statistics	$ Amount	# of Accounts
Pool Factor	92.42%
Prepayment ABS Speed	1.00%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	1,745,698.77	75
Past Due 61-90 days	805,157.69	32
Past Due 91-120 days	686,908.31	23
Past Due 121+ days	0.00	0
Total	3,237,764.77	130

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.40%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.18%
Delinquency Trigger Occurred	NO

Recoveries	34,119.71
Aggregate Net Losses/(Gains) - April 2020	338,522.24
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.49%
Prior Net Losses Ratio	0.09%
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.05%

Overcollateralization Target Amount	8,911,628.59
Actual Overcollateralization	8,911,628.59
Weighted Average APR	4.33%
Weighted Average APR, Yield Adjusted	6.18%
Weighted Average Remaining Term	60.97

Flow of Funds	$ Amount
Collections	24,433,888.01
Investment Earnings on Cash Accounts	357.61
Servicing Fee(1)	(1,530,299.05)
Transfer to Collection Account	-
Available Funds	22,903,946.57

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	678,251.16
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	10,454,297.18
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,911,628.59
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	-
(12) Collection Account Redeposits	2,812,472.31

Total Distributions of Available Funds	22,903,946.57

Servicing Fee	1,530,299.05
Unpaid Servicing Fee	690,798.39
Change in amount of the unpaid servicing fee from the prior period	(839,500.66)

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 04/15/20	785,378,522.16
Principal Paid	19,365,925.77
Note Balance @ 05/15/20	766,012,596.39

Class A-1
Note Balance @ 04/15/20	90,198,522.16
Principal Paid	19,365,925.77
Note Balance @ 05/15/20	70,832,596.39
Note Factor @ 05/15/20	50.7396822%

Class A-2a
Note Balance @ 04/15/20	181,200,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	181,200,000.00
Note Factor @ 05/15/20	100.0000000%

Class A-2b
Note Balance @ 04/15/20	125,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	125,000,000.00
Note Factor @ 05/15/20	100.0000000%

Class A-3
Note Balance @ 04/15/20	274,400,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	274,400,000.00
Note Factor @ 05/15/20	100.0000000%

Class A-4
Note Balance @ 04/15/20	76,910,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	76,910,000.00
Note Factor @ 05/15/20	100.0000000%

Class B
Note Balance @ 04/15/20	25,110,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	25,110,000.00
Note Factor @ 05/15/20	100.0000000%

Class C
Note Balance @ 04/15/20	12,560,000.00
Principal Paid	0.00
Note Balance @ 05/15/20	12,560,000.00
Note Factor @ 05/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	725,548.49
Total Principal Paid	19,365,925.77
Total Paid	20,091,474.26

Class A-1
Coupon	1.04922%
Interest Paid	78,865.08
Principal Paid	19,365,925.77
Total Paid to A-1 Holders	19,444,790.85

Class A-2a
Coupon	1.02000%
Interest Paid	154,020.00
Principal Paid	0.00
Total Paid to A-2a Holders	154,020.00

Class A-2b
One-Month Libor	0.81400%
Coupon	1.10400%
Interest Paid	115,000.00
Principal Paid	0.00
Total Paid to A-2b Holders	115,000.00

Class A-3
Coupon	1.10000%
Interest Paid	251,533.33
Principal Paid	0.00
Total Paid to A-3 Holders	251,533.33

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8691493
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.1988377
Total Distribution Amount	24.0679870

A-1 Interest Distribution Amount	0.5649361
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	138.7243966
Total A-1 Distribution Amount	139.2893327

A-2a Interest Distribution Amount	0.8500000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.8500000

A-2b Interest Distribution Amount	0.9200000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.9200000

A-3 Interest Distribution Amount	0.9166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9166667

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	539.83
Noteholders' Principal Distributable Amount	460.17

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/20	2,092,197.46
Investment Earnings	257.26
Investment Earnings Paid	(257.26)
Deposit/(Withdrawal)	-
Balance as of 05/15/20	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

(1) The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.